SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Variable interest entity for voting model	Under the voting model, we consolidate the entity if we determine that we, directly or indirectly, have greater than 50% of the voting shares and that other equity holders do not have substantive participating rights.
Impairment of property, plant and equipment	¥ 24,017	¥ 11,617
Goodwill impairment loss	¥ 0	0	0
Consumption tax on sales rate	10.00%
Advertising expense	¥ 105,740	225,549	197,203
Depreciation	268,204	190,153	¥ 160,829
Offering costs	81,602
Government Grant [Member]
Property, Plant and Equipment [Line Items]
Grants receivable		166,021
Depreciation	27,670	23,058
Deferred income	¥ 115,293	¥ 142,963
Minimum [Member] | Solar Power System [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Maximum [Member] | Solar Power System [Member]
Property, Plant and Equipment [Line Items]
Useful life	17 years